Inventories, net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories, net
Raw materials	$ 2,427	$ 2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253
Inventories, net before advance payments consumed	6,489	6,022
Advance payments consumed	(307)	(285)
Total inventory, net	6,182	5,737
Cost of inventories relating to long-term contracts	$ 363	$ 267